Fair Value Measurements - Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Fair Value, Recurring [Member] - Level 3 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Forward purchase agreement [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	$ 1,388,700	$ 6,404,100
Initial measurement			20,889,950
Change in fair value	(174,600)	(5,015,400)	(14,485,850)
Balance at ending	1,214,100	1,388,700	6,404,100
Warrants – Series A and B [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	3,383,900	4,955,300
Initial measurement			12,739,000
Change in fair value	(386,750)	(1,571,400)	(7,783,700)
Balance at ending	2,997,150	3,383,900	4,955,300
Warrants – Series C and D [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning		13,913,250
Initial measurement			9,654,800
Change in fair value		(13,913,250)	4,258,450
Balance at ending			$ 13,913,250